Note 4 - Environmental and Reclamation Activities (Tables)	12 Months Ended
Dec. 31, 2012
Environmental Property Sale, Disposal or Abandonment Costs [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	2012	2011
Operating properties:
Greens Creek	$32,856	$36,123
Lucky Friday	1,469	1,520
Non-operating properties:
San Sebastian	200	218
Grouse Creek	2,484	13,262
Coeur d’Alene Basin	70,786	95,081
Republic	3,538	3,538
All other sites	1,882	4,069
Total	113,215	153,811
Reclamation and closure costs, current	(19,845)	(42,248)
Reclamation and closure costs, long-term	$93,370	$111,563

Accrued Reclamation And Closure Cost Liability Activity Table Text Block
Balance at January 1, 2010	$131,201
Accruals for estimated costs	196,067
Payment of reclamation obligations	(8,471)
Balance at December 31, 2010	318,797
Accruals for estimated costs	7,869
Payment of reclamation obligations	(172,855)
Balance at December 31, 2011	153,811
Accruals for estimated costs	4,325
Revision of estimated cash flows due to changes in reclamation plans	(3,738)
Payment of reclamation obligations	(41,183)
Balance at December 31, 2012	$113,215

Schedule of Change in Asset Retirement Obligation [Table Text Block]
	2012	2011
Balance January 1	$37,643	$36,397
Changes in obligations due to changes in reclamation plans	(3,720)	387
Accretion expense	1,128	1,119
Payment of reclamation obligations	(726)	(260)
Balance at December 31	$34,325	$37,643